Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2025
Disclosure Text Block Supplement [Abstract]
Goodwill and Intangible Assets Disclosure
Note 6. Goodwill and Other Intangible Assets
 Goodwill
Changes in the carrying amount of the Company’s goodwill during the nine months ended September 30, 2025 were as follows:

(U.S. $ in thousands)
Goodwill as of January 1, 2025	$99,082
Goodwill acquired	651
Currency translation adjustments	1,782
Goodwill as of September 30, 2025	$101,515
Other Intangible Assets
Other intangible assets consisted of the following:

	September 30, 2025			December 31, 2024
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$406,434	$(332,035)	$74,399	$402,976	$(318,312)	$84,664
Patents	29,808	(13,031)	16,777	21,902	(11,726)	10,176
Trademarks and trade names	22,394	(18,804)	3,590	22,149	(17,957)	4,192
Customer relationships	103,145	(96,644)	6,501	102,560	(95,339)	7,221
Capitalized software development costs	3,292	(3,292)	—	3,117	(3,117)	—
	$565,073	$(463,806)	$101,267	$552,704	$(446,451)	$106,253
Amortization expenses relating to intangible assets for the three-month periods ended September 30, 2025 and 2024 were approximately $5.6 million and $5.6 million, respectively. Amortization expenses relating to intangible assets for the nine-month periods ended September 30, 2025 and 2024 were approximately $16.5 million and $18.2 million, respectively.
As of September 30, 2025, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated Amortization Expenses
(U.S. $ in thousands)
Remaining 3 months of 2025	$5,695
2026	22,735
2027	21,771
2028	17,541
2029	11,782
2030 and thereafter	21,743
Total	$101,267